Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
US$ against RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.119	7.2163	7.0176
Average rate	7.1947	7.2567	7.2023
US$ against EUR [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.8522	0.931	0.8973
Average rate	0.8684	0.9263	0.9194
US$ against HK$ [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.7809	7.793	7.7693
Average rate	7.8119	7.7799	7.8084
US$ against RSD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	99.875	108.18	107.54
Average rate	101.8102	108.962	105